Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jul. 31, 2025	Jan. 31, 2025
Segmented Information
Geographical long-lived assets	$ 363,104	$ 333,751
United States
Segmented Information
Geographical long-lived assets	282,657	246,048
Europe, Middle-East and Africa
Segmented Information
Geographical long-lived assets	48,197	49,737
Canada
Segmented Information
Geographical long-lived assets	26,071	31,007
Asia Pacific
Segmented Information
Geographical long-lived assets	$ 6,179	$ 6,959